Subsequent Events (Details Narrative)					1 Months Ended			2 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 02, 2023 shares	Apr. 16, 2023 USD ($) $ / shares shares	Feb. 22, 2023 shares	Feb. 21, 2023 USD ($)	Jul. 31, 2023	Feb. 28, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Nov. 20, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Apr. 16, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 01, 2023 USD ($)
Subsequent Event [Line Items]
shares issued during reverse stock split | shares	0.6786		0.6786											0.6786
Proceeds from Warrant Exercises												$ 114,000	$ 1,558,000	$ 1,558,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						21,206	21,206							91,611	1,218,506
Warrants exercise price | $ / shares														$ 11.78	$ 8.84
Stock Issued During Period, Shares, Issued for Services | shares															288,909
Stock Issued During Period, Value, Issued for Services									$ 70,000	$ 341,000		$ 706,000	1,309,000	$ 1,545,000	$ 1,744,000
Convertible notes						$ 250,000	$ 250,000
Common stock, par value | $ / shares									$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Debt conversion price						80.00%	80.00%
Holders right description						The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.	The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.
Debt interest rate														6.00%	6.00%
Share price | $ / shares									$ 4.00			$ 4.00
Common shares issued in private offerings										$ 1,425,000			$ 1,620,000	$ 1,620,000
Proceeds from debt issuance															$ 3,034,000
Debt discount									$ 695,000			$ 695,000			$ 539,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Convertible notes									1,062,000			$ 1,062,000
Debt interest rate															12.00%
Common shares issued in private offerings, shares | shares												20,000
Debt discount									$ 41,000			$ 41,000
Convertible Promissory Note [Member] | Investor [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings												100,000
Unsecured Promissory Note [Member] | Donald Danks [Member]
Subsequent Event [Line Items]
Unsecured Debt				$ 225,000
Proceeds from debt issuance				$ 180,000
Orignal debt discount percent				20.00%
Debt discount				$ 45,000
Unsecured Promissory Note [Member] | Lender [Member]
Subsequent Event [Line Items]
Debt interest rate				12.00%
Proceeds from debt issuance				$ 500,000
Qualified Public Offering [Member]
Subsequent Event [Line Items]
Increase in outstanding balance, percentage						10.00%	10.00%
Increase in outstanding balance additional, percentage						2.50%	2.50%
Warrant [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises												$ 114,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						21,206	21,206							264,315	1,218,506
Warrants exercise price | $ / shares						$ 3.20	$ 3.20		$ 5.90			$ 5.90		$ 5.90
Share price | $ / shares						4.00	4.00
Common shares issued in private offerings, shares | shares														264,315
Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									19,255			19,255
Stock Issued During Period, Shares, Issued for Services | shares									16,826	38,597		84,221	148,020	174,739	288,909
Stock Issued During Period, Value, Issued for Services
Debt Instrument, Convertible, Conversion Ratio					10
Common shares issued in private offerings, shares | shares										161,168			183,223	183,223
Common shares issued in private offerings
Common Stock [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises											$ 114,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		16,965									16,965
Stock Issued During Period, Shares, Issued for Services | shares		19,323
Stock Issued During Period, Value, Issued for Services		$ 400,000
Convertible notes		$ 200,000									$ 200,000
Debt conversion price		80.00%
Holders right description		The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.
Number of common stock shares of restricted common stock | shares								60,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Convertible notes		$ 335,000									$ 335,000
Debt interest rate		12.00%									12.00%
Maturity date description											The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”).
Share price | $ / shares		$ 3.00									$ 3.00
Subsequent Event [Member] | Convertible Promissory Note [Member] | Investor [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares | shares											20,000
Common shares issued in private offerings											$ 100,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Donald Danks [Member]
Subsequent Event [Line Items]
Unsecured Debt				225,000
Proceeds from debt issuance				$ 180,000
Orignal debt discount percent				20.00%
Debt discount				$ 45,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Lender [Member]
Subsequent Event [Line Items]
Debt interest rate				12.00%
Proceeds from debt issuance				$ 500,000
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Convertible notes																$ 400,000
Subsequent Event [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Increase in outstanding balance, percentage		10.00%
Increase in outstanding balance additional, percentage		2.50%									2.50%
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		19,323									19,323
Warrants exercise price | $ / shares		$ 5.90									$ 5.90
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		19,323									19,323
Debt Instrument, Convertible, Conversion Ratio		0.10
Subsequent Event [Member] | Common Stock [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001									$ 0.0001